UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2008
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                     Page 1
PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2008






























The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2008, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.




                                          Period Ended
                                            June 30,                     Years Ended December 31,
Selected Data for Each Share of Capital      2008       2007        2006        2005        2004        2003
Stock Outstanding Throughout the Period   (Unaudited)


NET ASSET VALUE-BEGINNING OF PERIOD       $ 25.27     $ 23.22     $ 24.35     $ 24.89     $ 24.51     $ 19.95

Income from investment operations:
   Net investment income (loss)             (0.03)      (0.04)       0.16        0.04        0.07        0.03
   Net realized and unrealized
      gain (loss) on securities             (2.78)       4.35        1.86        0.78        1.72        4.56

TOTAL FROM INVESTMENT OPERATIONS            (2.81)       4.31        2.02        0.82        1.79        4.59

Less distributions:
   From net investment income               (0.00)      (0.00)      (0.16)      (0.04)      (0.07)      (0.03)
   From net realized gain
     on investments                         (0.00)      (2.26)      (2.99)      (1.32)      (1.34)          -

TOTAL DISTRIBUTIONS                         (0.00)      (2.26)      (3.15)      (1.36)      (1.41)      (0.03)

NET ASSET VALUE-END OF PERIOD             $ 22.46     $ 25.27     $ 23.22     $ 24.35     $ 24.89     $ 24.51


TOTAL RETURN                              (11.12)%      18.50%       8.49%       3.27%       7.30%      23.00%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.59%*      1.60%       1.60%       1.60%       1.52%       1.50%
   Net investment income (loss)            (0.27)%*    (0.14)%       0.59%       0.16%       0.28%       0.13%

Portfolio turnover rate                    118.04%*     78.54%     112.06%      73.99%      54.69%     134.24%

Net assets at end of period (000's)       $ 23,056     $27,200     $28,365     $33,126     $38,842     $37,793









See  notes  to  financial  statements.

------




PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2008
(UNAUDITED)




                                        PERCENT
                                         OF NET                             MARKET
SECURITY                                 ASSETS       NUMBER OF SHARES      VALUE
------------------------------------    --------      ----------------    ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                     6.1%
 Buckle Inc.                                                     6,000    $  274,380
 LKQ Corp.                                                       4,000        72,280
 McDonald's Corp.                                                4,000       224,880
 Nike Inc. Cl B                                                  5,000       298,050
 Priceline.com. Inc.                                             1,500       173,190
 Urban Outfitters Inc.                                           8,000       249,520
 Walt Disney Co.                                                 4,000       124,800

                                                                           1,417,100


Consumer staples:                           6.8
 Central European Distribution Corp.                             4,000       296,600
 Coca Cola Co.                                                   4,000       207,920
 Pepsico Inc.                                                    2,000       127,180
 Philip Morris International, Inc.                               6,000       296,340
 Procter & Gamble Co.                                            5,000       304,050
 Wal-Mart Stores Inc.                                            6,000       337,200

                                                                           1,569,290


Energy:                                    13.5
 Exxon Mobil Corp.                                               5,000       440,650
 Oil Service Holders Trust 2                                     2,800       621,628
 Questar Corp.                                                   1,000        71,040
 Range Resources Corp.                                           4,000       262,160
 SPDR Energy Select Sector 2                                    10,000       884,800
 Southwestern Energy Co.                                         7,000       333,270
 Transocean, Inc.                                                2,000       304,780
 Weatherford International Ltd.                                  4,000       198,360

                                                                           3,116,688


Financial services:                        10.1
 Aflac Inc. Com.                                                 5,000       314,000
 American Express Co.                                            6,100       229,787
 American International Group Inc.                               2,534        67,050
 Annaly Capital Management Inc.                                 13,000       201,630
 Aon Corp.                                                       6,000       275,640
 Capstead Mortgage Corp.                                        16,000       173,600
 Charles Schwab Corp.                                            8,000       164,320
 Franklin Resources Inc.                                         2,000       183,300
 Hudson City Bancorp Inc.                                        8,000       133,440
 Janus Capital Group Inc.                                        3,000        79,410
 MetLife Inc.                                                    3,000       158,310


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2008
(UNAUDITED)




                                     PERCENT
                                      OF NET                             MARKET
SECURITY                              ASSETS       NUMBER OF SHARES      VALUE
---------------------------------    --------      ----------------    ----------

Financial services (continued):
 Prudential Financial Inc.                                    2,500    $  149,350
 SPDR Financial Select Sector 2                              10,000       202,600

                                                                        2,332,437


Healthcare:                              8.1%
 Alcon Inc.                                                   2,500       406,975
 Biogen Idec Inc.                                             4,000       223,560
 Express Scripts Inc.                                         3,000       188,160
 Gilead Sciences Inc.                                         5,000       264,750
 Johnson & Johnson                                            4,000       257,360
 Martek Biosciences Corp.                                     7,000       235,970
 Perrigo Co.                                                  3,000        95,310
 Stryker Corp.                                                3,000       188,640

                                                                        1,860,725


Industrials:                            12.0
 Ametek Inc.                                                  2,000        94,440
 Bucyrus International Inc.                                   4,000       292,080
 CSX Corp.                                                    5,000       314,050
 Clean Harbors Inc.                                           3,000       213,180
 Deere & Co.                                                  3,000       216,390
 General Electric Co.                                        11,000       293,590
 Honeywell International Inc.                                 4,000       201,120
 Jacobs Engineering Group Inc. 1                              5,000       403,500
 Joy Global, Inc.                                             1,000        75,830
 Stericycle Inc. 1                                            2,000       103,400
 United Technologies Corp.                                    4,000       246,800
 Valmont Industries Inc.                                      3,000       312,870

                                                                        2,767,250


Materials:                               7.9
 Agrium Inc.                                                  1,500       161,310
 Airgas Inc.                                                  2,000       116,780
 FMC Corp.                                                    5,000       387,200
 Flowserve Corp.                                              2,000       273,400
 Monsanto Co.                                                 3,000       379,320
 Potash Corp of Saskatchewan Inc.                             1,000       228,570
 Praxair Inc.                                                 3,000       282,720

                                                                        1,829,300


Technology:                             16.2
 Ansys Inc. 1                                                 8,000       376,960
 Apple Inc.                                                   2,000       334,880



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2008
(UNAUDITED)



                                           PERCENT
                                            OF NET                             MARKET
SECURITY                                    ASSETS       NUMBER OF SHARES       VALUE
---------------------------------------    --------      ----------------    -----------

Technology (continued):
 BMC Software Inc.                                                  5,000    $   180,000
 Cisco Systems Inc.                                                 8,000        186,080
 Corning Inc.                                                      10,000        230,500
 EMC Corp. 1                                                        6,000         88,140
 FLIR Systems Inc.                                                  9,000        365,130
 Hewlett Packard Co.                                                5,000        221,050
 International Business Machines Corp.                              3,800        450,414
 ManTech International Corp. 1                                      6,000        288,720
 Microsoft Corp.                                                   16,000        440,160
 Oracle Corp.                                                      10,000        210,000
 Research in Motion Ltd. 1                                          1,000        116,900
 Western Digital Corp. 1                                            7,000        241,710

                                                                               3,730,644


Telecommunications services:                   1.0%
 AT&T Inc.                                                          6,500        218,985

Utilities:                                     2.4
 SPDR Utilites Select Sector 2                                      4,500        183,150
 Williams Companies Inc.                                            9,000        362,790

                                                                                 545,940


Diversified Indexed Trusts:                    6.3
 iShares MSCI Emerging Markets 2                                    2,050        278,226
 iShares Tr. Russell 1000 Growth 2                                 14,500        800,980
 iShares Tr. Russell Mid Cap Growth 2                               3,500        370,440

                                                                               1,449,646

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $16,249,587)                           90.4                            20,838,005


WARRANTS                                       0.0
 Prescient Medical Inc. Warrants 3, 4                              50,000              0
 2-14-2013 (Cost $0)

CONVERTIBLE BONDS                              1.4
 HyperActive Technologies Inc. 3, 4                                   100        125,000
 Prescient Medical Inc. 3, 4                                          200        200,000

TOTAL CONVERTIBLE BONDS
 (Cost $325,000)                                                                 325,000



See notes to financial statements.

------


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2008
(UNAUDITED)



                                         PERCENT
                                          OF NET                             MARKET
SECURITY                                  ASSETS       NUMBER OF SHARES       VALUE
-------------------------------------    --------      ----------------    -----------


INVESTMENT COMPANIES                         4.7%
 First American Treasury Obligations                            214,119    $   214,119
 Vanguard Money Market Reserves                                 875,000        875,000

TOTAL INVESTMENT COMPANIES
 (Cost $1,089,119)                                                           1,089,119


TOTAL INVESTMENTS
 (Cost $17,663,706) 5                       96.5                            22,252,124



OTHER ASSETS LESS LIABILITIES                3.5                               803,853


NET ASSETS                                 100.0%                          $23,055,977







1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry and style segments.
3  Security has been deemed illiquid.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
(UNAUDITED)



ASSETS:
Investments in securities, at market value
 (Cost basis - $17,663,706) (Notes A & D)                          $22,252,124

Receivables:
 Dividends and interest                                                 36,569
 Fund shares sold                                                        7,151
 Securities sold                                                       791,643

             Total receivables                                         835,363


Total assets                                                        23,087,487


LIABILITIES:

Payables:
             Accrued expenses (Note B)                                 (31,510)


NET ASSETS                                                         $23,055,977



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period                                                 1,076,577
 Net decrease (Note C)                                                 (49,966)

 End of period                                                       1,026,611




NET ASSET VALUE, offering price and redemption price per share     $     22.46



NET ASSETS CONSIST OF:
 Paid in capital                                                   $17,637,631
 Net unrealized appreciation on investments                          4,588,418
 Undistributed net investment loss                                           0
 Accumulated net realized gain on investments                          829,928

 Net Assets                                                        $23,055,977








See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends                                                     $   152,659
 Interest                                                            7,670

                                                                   160,329
                                                               ------------

EXPENSES (Note B):
 Investment advisory fee                                           120,685
 Management fee                                                     72,411

Total expenses                                                     193,096


NET INVESTMENT INCOME (LOSS)                                       (32,767)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                  839,402
 Change in unrealized appreciation of investments               (3,834,068)

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS         (2,994,666)


NET DECREASE IN NET ASSETS FROM OPERATIONS                     $(3,027,433)





See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                     For The Six Months         For the Year
                                                           Ended                   Ended
                                                      June 30, 2008        December 31, 2007
                                                       (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                          $   (32,767)      $   (38,016)
 Net realized gain on investments                                 839,402         2,279,543
 Change in unrealized appreciation of investments              (3,834,068)        2,336,434

Net increase (decrease) in net assets from operations          (3,027,433)        4,577,961


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             0            (1,762)
 From net realized gain on investments                                  0        (2,239,197)

Net decrease in assets from distributions to shareholders               0        (2,240,959)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                           (1,116,677)       (3,502,000)

Total decrease in net assets                                   (4,144,110)       (1,164,998)

NET ASSETS:
 Beginning of period                                           27,200,087        28,365,085


 End of period                                                $23,055,977       $27,200,087




UNDISTRIBUTED NET INVESTMENT INCOME                           $         0       $         0






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is long-term growth of capital.
Current  income  is  of  secondary  importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees ("Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's net assets as of June 30, 2008.




Valuation Inputs                                             Investments in Securities ($000)
Level 1 - Quoted Prices                                      $                         21,927
Level 2 - Other Significant Observable Inputs                                               0
Level 3 - Significant Unobservable Inputs                                                 325
   Total                                                     $                         22,252
                                                             ---------------------------------


                                                             Measurements
                                                             Using Unobservable Inputs
in 000s                                                                              (Level 3)

                                                             Securities


Beginning Balance 12-31-2007                                 $                              0

Total gains or losses (realized/unrealized) included in
 earnings                                                                                   0

Purchases, sales, issuances, and settlements (net)                                        325

Transfers in and/or out of Level 3                                                          0

Ending Balance 6-30-2008                                     $                            325


The amount of total gains or losses for the period
 included in earnings (or changes in net assets)
 attributable to the change in unrealized gains or losses
 relating to assets still held at the reporting date
                                                             $                              0
                                                             =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in
 net assets) for the period                                  $                              0

Change in unrealized gains or losses relating to assets
 still held at reporting date

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward as of December 31, 2007. See Note E for further disclosure regarding FASB Interpretation 48 ("FIN 48").
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $120,685 for the six months ended June 30, 2008. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,500 for the six months ended June 30, 2008.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $72,411 for the six months ended June 30, 2008.
Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.     CAPITAL SHARE TRANSACTIONS
              For the Six Months Ended          For the Year Ended
                    June 30, 2008          December 31, 2007
          (Unaudited)




                                  Shares      Dollars         Shares       Dollars
                                  --------    ------------    ---------    ------------
  Subscriptions                    28,443     $   674,793       47,029     $ 1,176,341
  Reinvestment of distributions         0               0       87,915       2,240,958

                                   28,443         674,793      134,944       3,417,299
  Redemptions                      78,409       1,791,470     (280,206)     (6,919,299)

  Net increase (decrease)         (49,966)    $(1,116,677)    (145,262)    $(3,502,000)

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2008, aggregated $16,705,061 and $17,744,606, respectively.
At June 30, 2008, gross unrealized appreciation on investments was $5,122,933 and gross unrealized depreciation on investments was $534,515 for a net unrealized appreciation of $4,588,418 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid
 For the Year Ended December 31, 2007     For the Year Ended December 31, 2006
 ------------------------------------     ------------------------------------







Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
387,069           $    1,853,890  $         2,240,959  $        176,897  $    3,585,618  $         3,762,514



                      Tax Basis of Distributable Earnings
                      -----------------------------------
                            As of December 31, 2007
                            -----------------------





Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
4,776                           $                     18,517  $              8,422,486
------------------------------  ----------------------------  ------------------------



The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 93.3%.

The Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, which sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements.


F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 19, 2008. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser. PC&J PERFORMANCE FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2007, and income statement for the year ended December 31, 2007, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Funds' transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund are excellent.

The Trustees then compared the Fund's average total returns to several broad-based indices. The Trustees noted that the Fund does not have a pre-defined peer group or specific investment style like many other mutual funds. The Adviser explained that because the Adviser often is the sole investment adviser for a client/shareholder, and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. As such, the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise the Fund's investment portfolio. This evolution makes benchmark comparisons more difficult. The Adviser reviewed the relative performance of various styles and capitalization segments over recent years and how those cycles impacted Fund performance. The Adviser explained that growth outperformed value across all market cap segments in 2007. Growth also outperformed the S&P 500 for both the last year and, except for large cap growth, the last five years. Small-cap value stocks lagged badly in 2007, but still show a very positive five-year return. The Fund in 2007 was predominantly invested in large-cap and mid-cap growth stocks, but also contained some value stocks. The concentration of stocks in primarily the growth area and large under-weighting of financial stocks accounted for the bulk of the out-performance of the Fund in 2007. Growth stocks such as Apple, Google, Devry, Priceline and cyclical growers like Potash and Mcdermott all provided very good returns. The Trustees observed that, when compared to growth funds of similar asset size, the Fund performed very well. In addition, the Trustees were satisfied that the portfolio currently is positioned to perform well in the future.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser are excellent in light of the objective and strategy of the Fund, and were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of other high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The Adviser informed the Trustees that, because of the nature of the relationship between it and the shareholder/clients, the level of service received by shareholders, in its opinion, exceeded the "average service" provided by advisers to other mutual funds. The Adviser stated that it provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. In addition, the Adviser noted that small, individually managed accounts would be subject to a minimum fee that would exceed the advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Funds' advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable. It was the consensus of the Trustees that the Fund's expense ratio of 1.60% was in line with the 1.62% average expense ratio of the other funds of similar size and objective, considering that the 1.62% average expense ratio does not include front-end fees (average of 1.34%), deferred load (average of 1.15%) and 12b-1 fees (average of 0.51%) charged by the other funds of similar size and objective.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. They noted that current structure allows for lower fees overall, rather that an initial higher fee for the first step before a breakpoint. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

G.  MATTERS  SUBMITTED  FOR  SHAREHOLDER  VOTE
A special meeting of the Shareholders of the PC&J Performance Fund was held on May 14, 2008 at 10:00 a.m. Eastern time.
The matters to be considered and voted upon by the Shareholders of the PC&J Performance Fund were the election of John W. Lohbeck and Laura B. Pannier as Trustees of the Board of Trustees of the PC&J Performance Fund.
Votes cast for the election of John W. Lohbeck as Trustee of the Board of Trustees for the PC&J Performance Fund:
     For Approval:   767,975.928
                  --------------

     Against Approval: 0
                      --

     Abstain:             267,954.982
             ------------------------



Votes cast for the election of Laura B. Pannier as Trustee of the Board of Trustees for the PC&J Performance Fund:
     For Approval:   767,975.928
                  --------------

     Against Approval: 0
                      --

     Abstain:             267,954.982
             ------------------------


After tabulating the votes, it was concluded that the Shareholders had approved the election of John W. Lohbeck and Laura B. Pannier as Trustees of the PC&J Performance Fund.
In addition to the election of John W. Lohbeck and Laura B. Pannier as Trustees, James M. Johnson and Kathleen A. Carlson continued their terms as Trustees of the PC&J Performance Fund.


PC&J  PERFORMANCE  FUND
-----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2008) and held for the six months ended June 30, 2008.
                                Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                                                    Ending Account
                          Beginning Account Value        Value        Expenses Paid
                              January 1, 2008        June 30, 2008   During Period*

Actual
                          $                  1,000  $        888.80  $          7.51

Hypothetical (5% return
 before expenses)         $                  1,000  $      1,016.93  $          8.02


* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




INDUSTRY SECTOR                % OF NET ASSETS
                               ----------------
Consumer discretionary                     6.1%
-----------------------------  ----------------
Consumer staples                           6.8
Energy                                    13.5
Financial services                        10.1
Healthcare                                 8.1
Industrials                               12.0
Materials                                  7.9
Technology                                16.2
Telecommunications services                1.0
Utilities                                  2.4
Diversified indexed trusts                 6.3
Investment companies                       4.7
Convertible bonds                          1.4
Other assets less liabilities              3.5
Total                                    100.0%
                               ----------------





A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 24, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 6, 2008
         --------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 6, 2008
         --------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 6, 2008
         --------------